CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
OPERATING ACTIVITIES
(Loss)/profit before income tax for the year	$ (1,052)	¥ (7,634)	¥ 4,030	$ (2,383)	¥ (16,432)	¥ (52,836)	¥ 24,179
Adjustments for:
Interest expenses				582	4,015	4,128	3,457
Interest income				(998)	(6,883)	(7,358)	(7,330)
Gain on disposal of property, plant and equipment				(1)	(5)
Consultants share option expenses				2,342	16,152
Expenses related to issuance of shares						1,579
Fair value (gain)/loss on financial instruments, net				(146)	(1,007)	38,349	(31,334)
Depreciation of property, plant and equipment				44	304	510	565
Depreciation of right-of-use assets				205	1,413	1,366	1,663
Amortization of intangible assets				118	813	884	156
Impairment losses/(reversal) on trade receivables				(578)	(3,989)	3,840	4,544
Impairment losses on contract assets				25	171	357	172
Impairment losses on other receivables				397	2,745	239
Impairment reversal on amounts due from related companies						(1,106)	(554)
Changes in working capital
Inventories				37	257	(148)	(201)
Trade and bills receivables				(1,560)	(10,764)	6,580	26,263
Contract assets				(749)	(5,165)	(780)	(18,595)
Prepayments				73	504	(1,852)	406
Other receivables				47	321	(930)	41
Other current assets				265	1,829	1,805	(504)
Trade payables				(115)	(792)	(7,507)	(38,471)
Other payables and accruals				476	3,280	813	(10,961)
Provision				72	494
Cash used in operations				(1,847)	(12,739)	(12,067)	(46,504)
Income tax paid				(7)	(47)	(1)	(22)
OPERATING ACTIVITIES	420	3,047	(4,482)	(1,854)	(12,786)	(12,068)	(46,526)
INVESTING ACTIVITIES
Interest received				1,057	7,291	3,760	7,667
Additions of service concession right						(68)	(7,575)
Purchase of property, plant and equipment	(1)	(6)	(6)	(2)	(17)	(28)	(266)
Purchase of intangible assets				(1)	(5)
Prepayment for right-of-use assets				(33)	(228)	(55)
Purchase of structured deposit products						(60,000)	(45,000)
Disposal of property, plant and equipment			3	1	9	6	6
Expenditures on mine development	(144)	(1,042)
Disposal of a subsidiary						(263)
Loan to an unrelated company						(80,000)
Repayment from loans due from related companies						125,000
Proceeds from maturity of structured deposit products						65,000	40,000
Net cash flows used in investing activities	(145)	(1,048)	(3)	1,022	7,050	53,352	(5,168)
FINANCING ACTIVITIES
Proceeds from issuance of shares						41,996
Proceeds from bank loans							50,000
Repayments of bank loans	(207)	(1,500)	(1,500)	(435)	(3,000)	(3,000)
Advances from related companies	336	2,440	149			360	4,082
Advances from the Shareholder							462
Repayment to related companies				(401)	(2,765)	(50,148)
Repayments to the Shareholder				(998)	(6,885)	(7,149)
Payment of principal portion of lease liabilities	(80)	(583)	(543)	(162)	(1,120)	(1,463)	(1,769)
Payment of interest expenses of lease liabilities	(11)	(81)	(53)	(19)	(133)	(150)	(80)
Deemed distribution to the controlling shareholder						(10,297)
Payments related to issuance of shares							(72)
Dividends paid to non-controlling shareholders						(4,900)
Dividends paid to former non-controlling shareholders				(732)	(5,048)
Interest paid	(259)	(1,878)	(1,954)	(563)	(3,882)	(4,035)	(4,028)
Net cash flows used in financing activities	(221)	(1,602)	(3,901)	(3,310)	(22,833)	(38,786)	48,595
NET (DECREASE)/ INCREASE IN CASH AND CASH EQUIVALENTS	54	397	(8,386)	(4,142)	(28,569)	2,498	(3,099)
NET FOREIGN EXCHANGE DIFFERENCE	16	117	942	277	1,905	(719)	281
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	4,595	31,695	58,359	8,460	58,359	56,580	59,398
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 4,665	¥ 32,209	¥ 50,915	$ 4,595	¥ 31,695	¥ 58,359	¥ 56,580